Capital Structure and Financial Matters - Lincoln Park Purchase Agreement (Details) - Lincoln Park Purchase Agreement [Member] - American Depositary Shares [Member] $ / shares in Units, $ in Millions	Jun. 07, 2022 USD ($) $ / shares shares	Jun. 30, 2023 shares	Jul. 07, 2022 USD ($)	Jul. 06, 2022 shares	Jun. 07, 2022 kr / shares
Capital Structure and Financial Matters
Purchase Agreement To Sell Shares, Value | $	$ 40.0
Par value per share | kr / shares					kr 1
Number of ordinary shares per ADS	1		1
Number of shares issued as commitment fee	428,572
Share purchase price | $ / shares	$ 2.80
Value of shares issued as commitment fee | $	$ 1.2
Period of Agreement (in months)	36 months
Purchase Agreement To Sell Shares, Maximum Value In Single Transaction | $	$ 1.5
Market price above which purchase agreement depends on (in $ per share) | $ / shares	$ 0.50
Maximum beneficial ownership (as a percent)	9.99%
Number of Shares Registered for Resale				4,649,250
Amount of Proceeds to be Received under Agreement | $			$ 40.0
Number of shares issued and sold		428,572
Minimum [Member]
Capital Structure and Financial Matters
Shares to sell in a single transaction	50,000
Maximum [Member]
Capital Structure and Financial Matters
Shares to sell in a single transaction	70,000